Investment Objectives and Goals - Amplify XRP 3% Monthly Premium Income ETF	Sep. 30, 2025
Prospectus [Line Items]
Risk/Return [Heading]	AMPLIFY XRP 3% MONTHLY PREMIUM INCOME ETF
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	The Amplify XRP 3% Monthly Premium Income ETF seeks to balance high income and capital appreciation through investment exposure to the price return of XRP and a covered call strategy.